CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 ILS	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts	$ 4,390		$ 2,084
Ordinary shares, par value per share		0.25		0.25
Ordinary shares, shares authorized	40,000,000	40,000,000	15,000,000	15,000,000
Ordinary shares, shares issued	13,742,585	13,742,585	13,284,144	13,284,144
Ordinary shares, shares outstanding	13,742,585	13,742,585	13,284,144	13,284,144